Restricted Cash	12 Months Ended
Mar. 31, 2011
Restricted Cash and Cash Equivalents [Abstract]
RESTRICTED CASH
4. RESTRICTED CASH

Included in restricted cash and cash equivalents is US$5.3 million related to an insurance policy at 31 March 2011 and 2010, which restricts the cash from use for general corporate purposes.